Commitments and Contingencies (Details 1) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 46,722	$ 62,185
2022	63,369	63,369
2023	42,929	42,929
Total minimum non-cancelable operating lease payments	$ 153,020	$ 168,483